As filed with the Securities and Exchange Commission on March 21, 2024
Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	55	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	56	[X]

(Check appropriate box or boxes.)

LoCorr Investment Trust
(Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on April 5, 2024 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 53 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on January 9, 2024 and pursuant to Rule 485(a)(1) would have become effective on March 24, 2024.

This Post-Effective Amendment No. 55 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 5, 2024 as the new date upon which the Amendment shall become effective with respect to the LoCorr Hedged Core Fund.

This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the LoCorr Hedged Core Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 55 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Ohio, on March 21, 2024 .

LoCorr Investment Trust

By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 55 to its Registration Statement has been signed below on March 21, 2024 by the following persons in the capacities indicated.

Signature	Title
/s/ John C. Essen* John C. Essen	Trustee, Treasurer and Principal Financial Officer
Kevin M. Kinzie* Kevin M. Kinzie	Trustee, President and Principal Executive Officer
Mark A. Thompson* Mark A. Thompson	Trustee
Ronald A. Tschetter* Ronald A. Tschetter	Trustee
/s/ Dan T. O’Lear Dan T. O'Lear	Trustee
/s/ Jeff E. Place Jeff E. Place	Trustee
/s/ Catie B. Tobin Catie B. Tobin	Trustee
* By: /s/ JoAnn M. Strasser JoAnn M. Strasser * Attorney-in-Fact